Segment Information - Narrative (Details)		7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2024
VMO2
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%	50.00%